Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (140)	$ (63)	$ (42)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	197	197	191
(Gain) loss on extinguishment and exchange of debt	(7)	78	(179)
Amortization of debt discount and issuance costs	15	17	15
Stock-based compensation expense	2	3	1
Losses from nonconsolidated entities	6
Deferred income taxes	9	(19)	1
Noncash paid-in-kind interest election		11	28
Change in unrealized gain on derivative instruments			(7)
Changes in operating assets and liabilities:
Receivables	22	(7)	36
Inventories	(19)	(28)	35
Due to/from affiliates	10	4	(10)
Prepaid expenses and other assets	(7)	1	2
Trade payables	5	30	(52)
Accrued expenses and other liabilities	16	16	(19)
Accrued income taxes	(5)	5	19
Pension liabilities	5	17	8
Net cash provided by operating activities	109	262	27
Cash flows from investing activities:
Capital expenditures	(111)	(95)	(77)
Purchases of intangible assets	(2)	(4)	(3)
Investment in joint venture	(6)		(5)
Net cash used in investing activities	(119)	(99)	(85)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings	1	2	(7)
Proceeds from issuance of long-term debt	52	849	106
Payments of long-term debt	(88)	(890)	(158)
Debt issuance costs	(5)	(18)	(7)
Payments on the extinguishment of debt		(54)
Dividends paid to Parent	(1)	(1)
Net cash used in financing activities	(41)	(112)	(66)
(Decrease) increase in cash and cash equivalents	(51)	51	(124)
Effect of exchange rate changes on cash		(7)	(6)
Cash and cash equivalents, beginning of period	254	210	340
Cash and cash equivalents, end of period	203	254	210
Cash paid during the year for:
Interest	203	208	219
Income taxes, net of refunds	$ 22	$ 8